DERIVATIVE FINANCIAL INSTRUMENTS (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2016 RUB
Derivative liabilities:
Total derivative liabilities	$ 1.0		RUB 92		RUB 59
Derivative contracts not designated as hedging instruments
Derivative instruments not designated as hedging instruments
Effect of derivative instruments not designated as hedging instruments on income	(0.5)	RUB 33	55	RUB 7
Foreign exchange contracts | Derivative contracts not designated as hedging instruments | Other accrued liabilities
Derivative liabilities:
Total derivative liabilities	$ 1.0		RUB 92		RUB 59